JPMorgan Hedged Equity 2 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
R5 R6 Shares [Member] | JPMorgan Hedged Equity 2 Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	7.86%	18.18%	15.42%	(13.18%)